REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property and equipment, net	$ 39,213	$ 40,170
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	23,327	24,183
Financial Crime And Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	11,013	10,572
Not Allocated [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,873	$ 5,415